Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 2,415		$ 2,687
Others	2,921		3,074
Prepayments	5,336		5,761
Prepaid rents	600		812
Others	1,273		1,376
Current prepayments	1,873	$ 61	2,188
Prepaid rents	1,815		1,875
Others	1,648		1,698
Noncurrent prepayments	$ 3,463	$ 113	$ 3,573